Debt (Details 3) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings during the period	519,950		4,679,253	846,000
Conversion of convertible debt and accrued interest for common stock	1,069,402	1,454,635	3,387,480	1,033,500
Balance	14,000		1,749,764	605,000
Convertible Debt [Member]
Balance	1,749,764	605,000	605,000	897,500
Borrowings during the period	519,950		4,679,253	846,000
Interest Rate				8.00%
Maturity	January 3, 2012 to October 11, 2014		June 30, 2011 to June 29, 2015	March 3, 2010 - December 1, 2013
Conversion of convertible debt and accrued interest for common stock	(759,095)		(2,923,136)	(1,138,500)
Reclassifications from convertible notes to unsecured demand notes			(585,000)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Balance	$ 14,000		$ 1,749,764	$ 605,000
Convertible Debt [Member] | Maximum [Member]
Interest Rate	10.00%		18.00%
Convertible Debt [Member] | Minimum [Member]
Interest Rate	8.00%		0.00%